Nature of Operations (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Nature of operations
Net loss	$ (2,892,394)	$ (5,145,155)	$ (3,390,965)
Working capital deficiency	(11,516,252)	(9,149,327)
Accumulated deficit	$ (105,134,099)	$ (102,241,705)